OTHER FINANCIAL ITEMS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Income and Expenses [Abstract]
Net increase/(decrease) in fair value of non-designated derivatives	$ 3,917	$ (13,051)	$ (7,636)
Net cash payments on non-designated derivatives	(4,913)	(6,453)	(7,196)
Net increase/(decrease) in fair value of designated derivatives (ineffective portion)	482	(227)	(63)
Other items	(1,575)	(1,558)	(1,337)
Total other financial items	(2,089)	(21,289)	(16,232)
Loss on derivative instrument reclassified from other comprehensive income	0	(1,300)	(4,500)
Gain on foreign currency translation	$ 146	$ 53	$ 109